                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
               PROSPECTUS DATED APRIL 30, 2007 (AS SUPPLEMENTED)


This supplement revises information in the prospectus dated April 30, 2007 (as supplemented) for the PrimElite III variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. Upon request, financial statements for First MetLife Investors Insurance Company will be sent to you without charge.


1. HIGHLIGHTS


In the "HIGHLIGHTS" section, add the following disclosure to the last paragraph:


      There is no death benefit during the Income Phase, however, depending on the annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


2. INVESTMENT OPTIONS


Replace the list of Investment Portfolios and Investment Portfolio investment adviser information under "INVESTMENT OPTIONS" in the prospectus with the list of Investment Portfolios and Investment Portfolio investment adviser information attached to this prospectus supplement.


In the "INVESTMENT OPTIONS" section under "Dollar Cost Averaging," replace the third paragraph with the following:


      This program allows you to systematically transfer a set amount each month from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available investment portfolio(s) you select. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.


3. ANNUITY PAYMENTS (THE INCOME PHASE)


In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, replace the "Fixed Annuity Payments" paragraph with the following:


      FIXED ANNUITY PAYMENTS


      The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the annuity date. This value will be used to determine a fixed


                                                                   SUPP-NYPE3516
      annuity payment. The annuity payment will be based upon the annuity option elected and the appropriate annuity option table. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.


4. OTHER INFORMATION


In the "OTHER INFORMATION" section under "First MetLife Investors," add the following paragraph:


      On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and First MetLife Investors Insurance Company will remain fully responsible for its respective contractual obligations to variable contract owners.


In the "OTHER INFORMATION" section under "Requests and Elections," the fax number is changed to (877) 549-5850 and metlifeinvestors.com is replaced with metlife.com.


5. INVESTMENT PORTFOLIO EXPENSES TABLE


Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


6. APPENDIX A


Add the following to the "Discontinued Investment Portfolios" section at the end of Appendix A:


      Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class A) (closed effective May 1, 2016).


      Effective as of May 1, 2016:


      o Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class A) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class A);


      o Met Investors Series Trust: Pioneer Fund Portfolio (Class A) merged into

         Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class A); and


      o  Met Investors Series Trust: Pioneer Strategic Income Portfolio (Class
         A) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class A).


7. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                        Telephone: 800-343-8496

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.23%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. Equity and Income Fund            0.38%         0.25%       0.27%

AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Bond Fund                       0.37%         0.25%       0.01%

 American Funds Global Growth Fund             0.52%         0.25%        0.03%

 American Funds Global Small                    0.69%         0.25%       0.04%
  Capitalization Fund

 American Funds Growth Fund                    0.33%         0.25%        0.02%

 American Funds Growth-Income Fund              0.27%         0.25%       0.02%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Mid Cap Portfolio                              0.55%         0.25%       0.08%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Income VIP Fund                       0.45%         0.25%       0.01%

 Franklin Mutual Shares VIP Fund               0.69%         0.25%        0.04%

 LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth        0.75%          --          0.05%
  Portfolio

 ClearBridge Variable Appreciation              0.69%          --         0.05%
  Portfolio

 ClearBridge Variable Dividend Strategy        0.75%         0.25%        0.08%
  Portfolio

 ClearBridge Variable Large Cap Growth          0.75%          --         0.09%
  Portfolio

 ClearBridge Variable Large Cap Value          0.65%          --          0.06%
  Portfolio

 ClearBridge Variable Small Cap Growth          0.75%          --         0.07%
  Portfolio

 QS Variable Conservative Growth                --            --          0.14%

 QS Variable Growth                              --            --         0.12%

 QS Variable Moderate Growth                    --            --          0.27%

 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield      0.70%          --          0.10%
  Bond Portfolio




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------- ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. Equity and Income Fund           0.01%       0.91%         0.01%         0.90%

AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Bond Fund                        --        0.63%           --          0.63%

 American Funds Global Growth Fund              --        0.80%           --          0.80%

 American Funds Global Small                     --        0.98%           --          0.98%
  Capitalization Fund

 American Funds Growth Fund                     --        0.60%           --          0.60%

 American Funds Growth-Income Fund               --        0.54%           --          0.54%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Mid Cap Portfolio                               --        0.88%           --          0.88%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Income VIP Fund                        --        0.71%           --          0.71%

 Franklin Mutual Shares VIP Fund                --        0.98%           --          0.98%

 LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth         --        0.80%         0.00%         0.80%
  Portfolio

 ClearBridge Variable Appreciation               --        0.74%         0.00%         0.74%
  Portfolio

 ClearBridge Variable Dividend Strategy         --        1.08%         0.00%         1.08%
  Portfolio

 ClearBridge Variable Large Cap Growth           --        0.84%         0.04%         0.80%
  Portfolio

 ClearBridge Variable Large Cap Value           --        0.71%         0.00%         0.71%
  Portfolio

 ClearBridge Variable Small Cap Growth           --        0.82%         0.00%         0.82%
  Portfolio

 QS Variable Conservative Growth              0.69%       0.83%         0.00%         0.83%

 QS Variable Growth                            0.78%       0.90%         0.00%         0.90%

 QS Variable Moderate Growth                  0.74%       1.01%         0.07%         0.94%

 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield       --        0.80%         0.00%         0.80%
  Bond Portfolio


                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
 MET INVESTORS SERIES TRUST

 Clarion Global Real Estate Portfolio         0.60%         0.25%        0.04%

 Invesco Comstock Portfolio                    0.56%         0.25%       0.02%

 Invesco Small Cap Growth Portfolio           0.85%         0.25%        0.02%

 MFS(R) Research International Portfolio       0.69%         0.25%       0.07%

 T. Rowe Price Large Cap Value Portfolio      0.57%         0.15%        0.02%

 METROPOLITAN SERIES FUND
 BlackRock Ultra-Short Term Bond              0.34%         0.15%        0.03%
  Portfolio

 Met/Wellington Core Equity                    0.70%         0.25%       0.02%
  Opportunities Portfolio

 MFS(R) Total Return Portfolio                0.55%         0.20%        0.05%

 MFS(R) Value Portfolio                        0.70%          --         0.02%

 T. Rowe Price Large Cap Growth               0.60%         0.25%        0.02%
  Portfolio

 Western Asset Management Strategic            0.59%          --         0.04%
  Bond Opportunities Portfolio

 Western Asset Management                     0.47%         0.25%        0.02%
  U.S. Government Portfolio

 PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio          0.65%         0.25%        0.06%

 TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive            0.65%          --          0.58%
  Balanced Fund




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR        ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------ ----------- ----------- --------------- -----------
 MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio          --        0.89%           --          0.89%

 Invesco Comstock Portfolio                     --        0.83%         0.02%         0.81%

 Invesco Small Cap Growth Portfolio            --        1.12%         0.02%         1.10%

 MFS(R) Research International Portfolio        --        1.01%         0.06%         0.95%

 T. Rowe Price Large Cap Value Portfolio       --        0.74%           --          0.74%

 METROPOLITAN SERIES FUND
 BlackRock Ultra-Short Term Bond               --        0.52%         0.02%         0.50%
  Portfolio

 Met/Wellington Core Equity                     --        0.97%         0.12%         0.85%
  Opportunities Portfolio

 MFS(R) Total Return Portfolio                 --        0.80%           --          0.80%

 MFS(R) Value Portfolio                         --        0.72%         0.14%         0.58%

 T. Rowe Price Large Cap Growth                --        0.87%         0.02%         0.85%
  Portfolio

 Western Asset Management Strategic             --        0.63%         0.04%         0.59%
  Bond Opportunities Portfolio

 Western Asset Management                      --        0.74%         0.01%         0.73%
  U.S. Government Portfolio

 PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio           --        0.96%           --          0.96%

 TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive             --        1.23%         0.34%         0.89%

  Balanced Fund


The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Invesco V.I. Equity and Income Fund



AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Bond Fund

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:


     Mid Cap Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Franklin Income VIP Fund

     Franklin Mutual Shares VIP Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     ClearBridge Variable Aggressive Growth Portfolio (Class I)

     ClearBridge Variable Appreciation Portfolio (Class I)

     ClearBridge Variable Dividend Strategy Portfolio (Class II)

     ClearBridge Variable Large Cap Growth Portfolio (Class I)

     ClearBridge Variable Large Cap Value Portfolio (Class I)

     ClearBridge Variable Small Cap Growth Portfolio (Class I)

     QS Variable Conservative Growth (formerly QS Legg Mason Variable Conservative Growth)

     QS Variable Growth (formerly QS Legg Mason Variable Growth)

     QS Variable Moderate Growth (formerly QS Legg Mason Variable Moderate
  Growth)



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolio is available under the contract:


     Western Asset Variable Global High Yield Bond Portfolio

MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Clarion Global Real Estate Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class E)



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers. The following portfolios are available under the contract:


     BlackRock Ultra-Short Term Bond Portfolio (Class E) (formerly BlackRock Money Market Portfolio)

     Met/Wellington Core Equity Opportunities Portfolio (Class B)

     MFS(R) Total Return Portfolio (Class F)

     MFS(R) Value Portfolio (Class A)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class A)

     Western Asset Management U.S. Government Portfolio (Class B)



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Pioneer Mid Cap Value VCT Portfolio



TRUST FOR ADVISED PORTFOLIOS

The Trust for Advised Portfolios is a mutual fund with multiple portfolios. 1919 Investment Counsel, LLC is the investment manager for each portfolio. The following portfolio is available under the contract:


     1919 Variable Socially Responsive Balanced Fund

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



           INVESTMENT PORTFOLIO                         INVESTMENT OBJECTIVE
----------------------------------------- -----------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. Equity and Income Fund      Seeks both capital appreciation and current
                                          income.
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Bond Fund                 Seeks as high a level of current income as is
                                          consistent with the preservation of capital.
 American Funds Global Growth Fund        Seeks long-term growth of capital.
 American Funds Global Small Capital-     Seeks long-term growth of capital.
 ization Fund
 American Funds Growth Fund               Seeks growth of capital.
 American Funds Growth-Income Fund        Seeks long-term growth of capital and
                                          income.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Mid Cap Portfolio                        Seeks long-term growth of capital.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Franklin Income VIP Fund                 Seeks to maximize income while maintaining
                                          prospects for capital appreciation.
 Franklin Mutual Shares VIP Fund          Seeks capital appreciation, with income as a
                                          secondary goal.
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST

 ClearBridge Variable Aggressive Growth   Seeks capital appreciation.
 Portfolio (Class I)
 ClearBridge Variable Appreciation        Seeks long-term capital appreciation.
 Portfolio (Class I)
 ClearBridge Variable Dividend Strategy   Seeks dividend income, growth of dividend
 Portfolio (Class II)                     income and long-term capital appreciation.
 ClearBridge Variable Large Cap Growth    Seeks long-term growth of capital.
 Portfolio (Class I)
 ClearBridge Variable Large Cap Value     Seeks long-term growth of capital. Current
 Portfolio (Class I)                      income is a secondary objective.
 ClearBridge Variable Small Cap Growth    Seeks long-term growth of capital.
 Portfolio (Class I)
 QS Variable Conservative Growth          Seeks a balance of growth of capital and
 (formerly QS Legg Mason Variable         income.
 Conservative Growth)
 QS Variable Growth (formerly QS Legg     Seeks capital appreciation.
 Mason Variable Growth)
 QS Variable Moderate Growth (formerly    Seeks long-term growth of capital.
 QS Legg Mason Variable Moderate
 Growth)



           INVESTMENT PORTFOLIO                 INVESTMENT ADVISER/SUBADVISER
----------------------------------------- -----------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. Equity and Income Fund      Invesco Advisers, Inc.
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Bond Fund                 Capital Research and Management
                                          Company
 American Funds Global Growth Fund        Capital Research and Management
                                          Company
 American Funds Global Small Capital-     Capital Research and Management
 ization Fund                             Company
 American Funds Growth Fund               Capital Research and Management
                                          Company
 American Funds Growth-Income Fund        Capital Research and Management
                                          Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Mid Cap Portfolio                        Fidelity Management & Research Company
                                          Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Franklin Income VIP Fund                 Franklin Advisers, Inc.
 Franklin Mutual Shares VIP Fund          Franklin Mutual Advisers, LLC
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST

 ClearBridge Variable Aggressive Growth   Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                      Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Appreciation        Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                      Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Dividend Strategy   Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class II)                     Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Large Cap Growth    Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                      Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Large Cap Value     Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                      Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Small Cap Growth    Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                      Subadviser: ClearBridge Investments, LLC
 QS Variable Conservative Growth          Legg Mason Partners Fund Advisor, LLC
 (formerly QS Legg Mason Variable         Subadviser: QS Investors, LLC
 Conservative Growth)
 QS Variable Growth (formerly QS Legg     Legg Mason Partners Fund Advisor, LLC
 Mason Variable Growth)                   Subadviser: QS Investors, LLC
 QS Variable Moderate Growth (formerly    Legg Mason Partners Fund Advisor, LLC
 QS Legg Mason Variable Moderate          Subadviser: QS Investors, LLC
 Growth)

            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- -----------------------------------------------
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST (CLASS I)

 Western Asset Variable Global High Yield   Seeks to maximize total return.
 Bond Portfolio
 MET INVESTORS SERIES TRUST

 Clarion Global Real Estate Portfolio       Seeks total return through investment in real
 (Class B)                                  estate securities, emphasizing both capital
                                            appreciation and current income.
 Invesco Comstock Portfolio (Class B)       Seeks capital growth and income.
 Invesco Small Cap Growth Portfolio         Seeks long-term growth of capital.
 (Class B)
 MFS(R) Research International Portfolio    Seeks capital appreciation.
 (Class B)
 T. Rowe Price Large Cap Value Portfolio    Seeks long-term capital appreciation by
 (Class E)                                  investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 METROPOLITAN SERIES FUND

 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio (Class E) (formerly BlackRock    consistent with preservation of capital.
 Money Market Portfolio)
 Met/Wellington Core Equity                 Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)          over time and, secondarily, long-term capital
                                            appreciation and current income.
 MFS(R) Total Return Portfolio (Class F)    Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio (Class A)           Seeks capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio   Seeks long-term growth of capital.
 (Class B)
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio (Class A)          with preservation of capital.
 Western Asset Management                   Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)        with preservation of capital and maintenance
                                            of liquidity.
 PIONEER VARIABLE CONTRACTS TRUST
 (CLASS II)

 Pioneer Mid Cap Value VCT Portfolio        Seeks capital appreciation by investing in a
                                            diversified portfolio of securities consisting
                                            primarily of common stocks.
 TRUST FOR ADVISED PORTFOLIOS

 1919 Variable Socially Responsive          Seeks capital appreciation and retention of
 Balanced Fund                              net investment income.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST (CLASS I)

 Western Asset Variable Global High Yield   Legg Mason Partners Fund Advisor, LLC
 Bond Portfolio                             Subadvisers: Western Asset Management
                                            Company; Western Asset Management
                                            Company Limited; Western Asset
                                            Management Company Pte. Ltd.
 MET INVESTORS SERIES TRUST

 Clarion Global Real Estate Portfolio       MetLife Advisers, LLC
 (Class B)                                  Subadviser: CBRE Clarion Securities LLC
 Invesco Comstock Portfolio (Class B)       MetLife Advisers, LLC
                                            Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio         MetLife Advisers, LLC
 (Class B)                                  Subadviser: Invesco Advisers, Inc.
 MFS(R) Research International Portfolio    MetLife Advisers, LLC
 (Class B)                                  Subadviser: Massachusetts Financial Services
                                            Company
 T. Rowe Price Large Cap Value Portfolio    MetLife Advisers, LLC
 (Class E)                                  Subadviser: T. Rowe Price Associates, Inc.
 METROPOLITAN SERIES FUND

 BlackRock Ultra-Short Term Bond            MetLife Advisers, LLC
 Portfolio (Class E) (formerly BlackRock    Subadviser: BlackRock Advisors, LLC
 Money Market Portfolio)
 Met/Wellington Core Equity                 MetLife Advisers, LLC
 Opportunities Portfolio (Class B)          Subadviser: Wellington Management
                                            Company LLP
 MFS(R) Total Return Portfolio (Class F)    MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio (Class A)           MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 T. Rowe Price Large Cap Growth Portfolio   MetLife Advisers, LLC
 (Class B)                                  Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    MetLife Advisers, LLC
 Opportunities Portfolio (Class A)          Subadviser: Western Asset Management
                                            Company
 Western Asset Management                   MetLife Advisers, LLC
 U.S. Government Portfolio (Class B)        Subadviser: Western Asset Management
                                            Company
 PIONEER VARIABLE CONTRACTS TRUST
 (CLASS II)

 Pioneer Mid Cap Value VCT Portfolio        Pioneer Investment Management, Inc.
 TRUST FOR ADVISED PORTFOLIOS

 1919 Variable Socially Responsive          1919 Investment Counsel, LLC
 Balanced Fund
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